OPERATING SEGMENTS	12 Months Ended
Apr. 30, 2012
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
NOTE 11 • OPERATING SEGMENTS
IRET reports its results in five reportable segments: multi-family residential, commercial office, commercial medical (including senior housing), commercial industrial and commercial retail properties.  The Company's reportable segments are aggregations of similar properties.

Segment information in this report is presented based on net operating income, which we define as total real estate revenues and gain on involuntary conversion less real estate expenses and real estate taxes (excluding depreciation and amortization related to real estate investments and real estate impairment).  The following tables present real estate revenues and net operating income for the fiscal years ended April 30, 2012, 2011 and 2010 from our five reportable segments, and reconcile net operating income of reportable segments to net income as reported in the consolidated financial statements. Segment assets are also reconciled to Total Assets as reported in the consolidated financial statements.

	(in thousands)
Year Ended April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$72,500	$74,334	$65,531	$14,325	$13,408	$240,098
Real estate expenses	33,905	34,816	20,655	3,549	4,468	97,393
Gain on involuntary conversion					274	274
Net operating income	$38,595	$39,518	$44,876	$10,776	$9,214	142,979
Depreciation/amortization						(60,011)
Administrative, advisory and trustee fees						(7,381)
Other expenses						(1,898)
Interest expense						(64,722)
Interest and other income						786
Income from continuing operations						9,753
Loss from discontinued operations						(47)
Net income						$9,706

	(in thousands)
Year Ended April 30, 2011	Multi-Family Residential	Commercial- Office	Commercial- Medical	Commercial- Industrial	Commercial- Retail	Total

Real estate revenue	$65,229	$77,747	$66,048	$13,165	$13,156	$235,345
Real estate expenses	33,216	36,055	22,451	4,328	4,839	100,889
Net operating income	$32,013	$41,692	$43,597	$8,837	$8,317	134,456
Depreciation/amortization						(58,128)
Administrative, advisory and trustee services						(7,222)
Other expenses						(1,747)
Interest expense						(63,425)
Interest and other income						541
Income from continuing operations						4,475
Income from discontinued operations						19,876
Net income						$24,351

2012 Annual Report F-22

NOTE 11 • continued
	(in thousands)
Year Ended April 30, 2010	Multi-Family Residential	Commercial- Office	Commercial- Medical	Commercial- Industrial	Commercial- Retail	Total

Real estate revenue	$63,873	$82,079	$57,439	$13,095	$12,852	$229,338
Real estate expenses	31,757	36,833	17,829	4,121	4,744	95,284
Gain on involuntary conversion	1,660	0	0	0	0	1,660
Net operating income	$33,776	$45,246	$39,610	$8,974	$8,108	135,714
Depreciation/amortization						(56,836)
Administrative, advisory and trustee services						(6,218)
Other expenses						(2,513)
Interest expense						(65,045)
Interest and other income						894
Income from continuing operations						5,996
Loss from discontinued operations						(1,411)
Net income						$4,585

Segment Assets and Accumulated Depreciation
	(in thousands)
As of April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$539,783	$605,318	$500,268	$119,002	$127,638	$1,892,009
Less accumulated depreciation	(128,834)	(121,422)	(78,744)	(20,693)	(23,797)	(373,490)
Total property owned	$410,949	$483,896	$421,524	$98,309	$103,841	$1,518,519
Real estate held for sale						2,067
Cash and cash equivalents						39,989
Other investments						634
Receivables and other assets						114,569
Development in progress						27,599
Unimproved land						10,990
Total Assets						$1,714,367

	(in thousands)
As of April 30, 2011	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$484,815	$595,491	$447,831	$117,602	$125,059	$1,770,798
Less accumulated depreciation	(117,718)	(104,650)	(65,367)	(17,713)	(23,504)	(328,952)
Total property owned	$367,097	$490,841	$382,464	$99,889	$101,555	$1,441,846
Cash and cash equivalents						41,191
Other investments						625
Receivables and other assets						115,302
Development in progress						9,693
Unimproved land						6,550
Mortgage loans receivable, net of allowance						156
Total Assets						$1,615,363